Expense Example - Brandes Global Equity Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years	I 1 Year	I 3 Years	I 5 Years	I 10 Years
USD ($)	695	1,014	1,356	2,317	303	694	1,211	2,632	127	466	828	1,848	102	395	709	1,600